Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets
Other Non-Current Assets

10. Other Non-Current Assets

Other non-current assets consist of the following:

	As of
	December 31,
	2020	2021
Various guarantees	289	603
Other long-term assets	5,378	4,263
Cash collaterals on swaps	6,796	—
Total	12,463	4,866

Cash collaterals on swaps represent cash deposited for the Group’s interest rate swaps being the difference between their fair value and an agreed threshold. An amount of $990 of cash collaterals has been included in Prepayments and other current assets (December 31, 2020: $16,671).